OPERATING EXPENSES (Details) - Schedule of Operating Expenses - Operating Expense [Member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING EXPENSES (Details) - Schedule of Operating Expenses [Line Items]
Salaries	£ 2,539	£ 2,482	£ 2,679
Performance-based compensation	380	509	473
Social security costs	325	343	361
Pensions and other post-retirement benefit schemes (note 36)	532	705	625
Restructuring costs	92	249	24
Other staff costs	383	474	448
	4,251	4,762	4,610
Rent and rates	93	370	365
Repairs and maintenance	187	190	231
Other	211	169	134
	491	729	730
Communications and data processing	1,038	1,121	882
Advertising and promotion	170	197	208
Professional fees	226	287	328
UK bank levy	224	225	231
Other	715	653	814
	2,373	2,483	2,463
Depreciation of property, plant and equipment (note 27)	2,064	1,852	1,944
Amortisation of acquired value of in-force non-participating investment contracts (note 25)	30	40	34
Amortisation of other intangible assets (note 26)	566	513	392
	2,660	2,405	2,370
Goodwill impairment			8
Total operating expenses, excluding regulatory provisions	9,775	10,379	10,181
Regulatory provisions	2,895	1,350	2,165
Total operating expenses	12,670	11,729	12,346
Payment Protection Insurance [Member]
OPERATING EXPENSES (Details) - Schedule of Operating Expenses [Line Items]
Regulatory provisions	2,450	750	1,300
Other regulatory provisions [Member]
OPERATING EXPENSES (Details) - Schedule of Operating Expenses [Line Items]
Regulatory provisions	£ 445	£ 600	£ 865